Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	KT Corporation
Entity Central Index Key	0000892450
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	245,832,946
Entity Voluntary Filers	No
Entity Address, Country	KR
ICFR Auditor Attestation Flag	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	1-14926
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	KT Gwanghwamun Building East 33
Entity Address, Address Line Two	Jong-ro 3-Gil
Entity Address, City or Town	Jongno-gu
Entity Address, Postal Zip Code	03155
Auditor Name	Deloitte Anjin LLC
Auditor Firm ID	1098
Auditor Location	Seoul, Korea
Document Financial Statement Error Correction [Flag]	false
Samil PricewaterhouseCoopers [Member]
Document Information [Line Items]
Auditor Name	Samil PricewaterhouseCoopers
Auditor Firm ID	1103
Auditor Location	Seoul, Korea
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KR
City Area Code	82
Local Phone Number	70-4193-4036
Entity Address, Address Line One	KT Gwanghwamun Building East 33
Entity Address, Address Line Two	Jong-ro 3-Gil
Entity Address, City or Town	Jongno-gu
Entity Address, Postal Zip Code	03155
Contact Personnel Name	Min Jang
Contact Personnel Email Address	ktir@kt.com
ADS [Member]
Document Information [Line Items]
Trading Symbol	KT
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	KT
Title of 12(b) Security	Ordinary share
Security Exchange Name	NYSE